Loan Portfolio and Allowance for Credit Losses - Allowance For Credit Losses and Recorded Investment in Loans by Portfolio Segment and Based on Impairment Method (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$ 0	$ 0
Collectively evaluated for impairment	52,205	50,248
Total ending allowance balance	52,205	50,248	$ 48,578	$ 46,032
Loans:
Individually evaluated for impairment	25,768	24,388
Collectively evaluated for impairment	5,226,692	5,073,670
Total loans	5,252,460	5,098,058
Commercial Loans [Member]
Ending allowance balance attributable to loans:
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	3,081	3,420
Total ending allowance balance	3,081	3,420	2,735	2,596
Loans:
Individually evaluated for impairment	2,083	443
Collectively evaluated for impairment	311,360	286,414
Total loans	313,443	286,857
1 to 4 Family Residential Real Estate [Member]
Ending allowance balance attributable to loans:
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	48,895	46,636
Total ending allowance balance	48,895	46,636	45,625	43,271
Loans:
Individually evaluated for impairment	23,663	23,833
Collectively evaluated for impairment	4,903,798	4,773,730
Total loans	4,927,461	4,797,563
Installment Loans [Member]
Ending allowance balance attributable to loans:
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	229	192
Total ending allowance balance	229	192	$ 218	$ 165
Loans:
Individually evaluated for impairment	22	112
Collectively evaluated for impairment	11,534	13,526
Total loans	$ 11,556	$ 13,638